CONSOLIDATED STATEMENTS OF INCOME - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES	$ 209,140	$ 271,840	$ 1,631,653	$ 154,002
COST OF REVENUES	151,861	204,164	1,314,080	126,674
Gross profit	57,279	67,676	317,573	27,328
OPERATING EXPENSES
Selling, general and administrative expenses	645,408	418,455	2,088,608	383,520
Income (Loss) from operations	(588,129)	(350,779)	(1,771,035)	(356,192)
Other income / (expense)
Interest expense	(3,807)	(3,727)	(14,986)	(2,051)
Net Income (Loss)	$ (591,936)	$ (354,506)	$ (1,786,021)	$ (358,243)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES:
Basic and diluted	752,369,148	526,590,449	710,868,609	525,632,116
NET LOSS PER COMMON SHARES:
Basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00